Eaton Vance Management

Two International Place

Boston, MA 02110

(617) 482-8260

www.eatonvance.com

March 31, 2020

VIA EDGAR

U.S. Securities and Exchange Commission (“Commission”)

100 F Street, NE

Washington, DC 20549

Re:	Form N-1A Filing for Eaton Vance Municipals Trust II (the “Registrant”) on behalf of:

Parametric TABS Short-Term Municipal Bond Fund

Parametric TABS Intermediate-Term Municipal Bond Fund

Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund

Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund

Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund (the “Funds”)

Post-Effective Amendment No. 59 (1933 Act File No. 033-71320)

Amendment No. 60 (1940 Act File No. 811-08134) (the “Amendment”)

Ladies and Gentlemen:

On behalf of the above-referenced Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rules 472 and 485(a)(1) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules promulgated pursuant to Section 8(b) thereunder, (3) the General Instructions to Form N-1A, and (4) Rules 101 and 102 under Regulation S-T, is the Amendment, including the prospectuses and statements of additional information (“SAI”) for the Funds. The Amendment transmitted herewith contains conformed signature pages, the manually signed originals of which are maintained at the offices of the Registrant.

The Amendment is being filed in connection with the addition of Parametric Portfolio Associates LLC (“Parametric”) as sub-adviser to the Funds and to make certain other nonmaterial changes to the disclosure. The Funds are managed by Eaton Vance Management (“EVM”), a wholly-owned subsidiary of Eaton Vance Corp. (“EVC”). Members of EVM’s Tax-Advantaged Bond Strategies (“TABS”) division are portfolio managers of the Funds. In connection with a strategic initiative being implemented by EVC, members of EVM’s TABS group have joined Parametric. Parametric is an indirect wholly-owned subsidiary of EVC. The TABS group will continue to operate from their current offices in New York and there will be no changes to the manner in which they conduct portfolio management activities for the Funds in connection with the foregoing changes. The prospectuses and SAIs of the Funds have been marked to show changes from the prospectuses and SAIs contained in the Registrant’s Post-Effective Amendment No. 58 filed with the Commission on May 29, 2019 (Accession No. 0000940394-19-000863).

Prior to the effectiveness of the Amendment, the Registrant intends to file an amendment pursuant to Rule 485(b) of the 1933 Act in order to respond to any comments from the Staff, file any exhibits and to make any other necessary nonmaterial changes.

If you have any questions or comments concerning the enclosed Amendment, please contact the undersigned at (617) 672-8579.

Very truly yours,

/s/ Deidre Walsh

Deidre Walsh, Esq.

Vice President